Property and Equipment	12 Months Ended
Dec. 28, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	Fiscal 2019	Fiscal 2018
Computer software	$314	$251
Office equipment	323	208
Computer equipment	1,009	960
Furniture and fixtures	1,175	965
Leasehold improvements	956	862
Total property and equipment, gross	3,777	3,246
Accumulated depreciation	(2,250)	(1,607)
Total property and equipment, net	$1,528	$1,639

Depreciation expense for Fiscal 2019 and Fiscal 2018 was $643 and $588, respectively.